SHARE CAPITAL AND RESERVES - The continuity of share purchase options (Details)	12 Months Ended
	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options $ / shares	Dec. 31, 2019 Options $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding at the beginning	14,182,500	7,885,000
Option granted	1,756,500	15,492,500
Option exercised	(1,273,000)	(9,195,000)
Option cancelled/ forfeited/ expired	(71,000)
Option outstanding at the end	14,595,000	14,182,500	7,885,000
Option exercisable at the end	14,256,750	14,182,500
Weighted average exercise price, option outstanding at the beginning | $ / shares	$ 2.36	$ 0.41
Weighted average exercise price, option granted | $ / shares	5.39	2.40
Weighted average exercise price, option exercised | $ / shares	0.97	0.77
Weighted average exercise price, option cancelled/ forfeited/ expired | $ / shares	6.91
Weighted average exercise price, option outstanding at the end | $ / shares	3.01	2.36	$ 0.41
Weighted average exercise price, option exercisable at the end | $ / shares	$ 2.92	$ 2.36
Weighted average contractual remaining life (years)	3 years 8 months 15 days	4 years 6 months 29 days	4 years 2 months 19 days
Weighted average contractual remaining life, option granted		5 years
Weighted average contractual remaining life, option exercisable at the end	3 years 8 months 15 days	4 years 6 months 29 days
Weighted average fair value of share purchase options exercised | $ / shares	$ 0.68	$ 0.56
Weighted average share price of options exercised | $ / shares	8.84	3.12
Weighted average fair value of share purchase options granted | $ / shares	5.15	1.71
Exercise price of $0.15
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.15	$ 0.15
Option outstanding at the beginning	75,000	1,930,000
Option exercised	(75,000)	(1,855,000)
Option outstanding at the end		75,000	1,930,000
Option exercisable at the end		75,000
Exercise price of $0.4
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.40	$ 0.40
Option outstanding at the beginning	250,000	350,000
Option exercised	(100,000)	(100,000)
Option outstanding at the end	150,000	250,000	350,000
Option exercisable at the end	150,000	250,000
Exercise price of $0.5
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.50	$ 0.50
Option outstanding at the beginning	2,685,000	5,605,000
Option exercised	(760,000)	(2,920,000)
Option outstanding at the end	1,925,000	2,685,000	5,605,000
Option exercisable at the end	1,925,000	2,685,000
Exercise price of $1
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 1.00	$ 1.00
Option outstanding at the beginning	1,500,000
Option granted		2,300,000
Option exercised	(50,000)	(800,000)
Option outstanding at the end	1,450,000	1,500,000
Option exercisable at the end	1,450,000	1,500,000
Exercise price of $1.075
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 1.075	$ 1.075
Option outstanding at the beginning	225,000
Option granted		1,670,000
Option exercised	(25,000)	(1,445,000)
Option outstanding at the end	200,000	225,000
Option exercisable at the end	200,000	225,000
Exercise price of $1.4
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 1.40	$ 1.40
Option outstanding at the beginning	2,965,000
Option granted		5,040,000
Option exercised	(65,000)	(2,075,000)
Option outstanding at the end	2,900,000	2,965,000
Option exercisable at the end	2,900,000	2,965,000
Exercise price of $2.07
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 2.07	$ 2.07
Option outstanding at the beginning	215,000
Option granted		215,000
Option exercised	(100,000)
Option outstanding at the end	115,000	215,000
Option exercisable at the end	115,000	215,000
Exercise price of $2.15
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 2.15	$ 2.15
Option outstanding at the beginning	25,000
Option granted		25,000
Option outstanding at the end	25,000	25,000
Option exercisable at the end	25,000	25,000
Exercise price of $4.1
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 4.10	$ 4.10
Option outstanding at the beginning	6,242,500
Option granted		6,242,500
Option exercised	(87,500)
Option outstanding at the end	6,155,000	6,242,500
Option exercisable at the end	6,155,000	6,242,500
Exercise price of $6.79
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 6.79
Option outstanding at the beginning
Option granted	1,369,000
Option exercised	(10,500)
Option cancelled/ forfeited/ expired	(64,250)
Option outstanding at the end	1,294,250
Option exercisable at the end	1,118,000
Exercise price of $8.62
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 8.62
Option outstanding at the beginning
Option granted	200,000
Option outstanding at the end	200,000
Option exercisable at the end	200,000
Exercise price of $8.7
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 8.70
Option outstanding at the beginning
Option granted	125,000
Option outstanding at the end	125,000
Option exercisable at the end	12,500
Exercise price of $8.04
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 8.04
Option outstanding at the beginning
Option granted	62,500
Option cancelled/ forfeited/ expired	(6,750)
Option outstanding at the end	55,750
Option exercisable at the end	6,250